Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities
Payments to suppliers and employees	$ (19,494,303)	$ (2,393,004)
Grants received	7,970	98,246
VAT refund received/(paid)	9,414	(11,091)
Interest received	314,015	4,070
Business combination expenses		(287,107)
Net cash (used in) operating activities	(19,162,904)	(2,588,886)
Cash flows from investing activities
Payments for exploration and evaluation	(691,720)	(504,204)
Payment for property, plant and equipment	(908)	(1,107)
Investment in joint venture	(6,170,965)	(668,249)
Investment in Obeikan joint venture		(159,685)
Net cash (used in) investing activities	(6,863,593)	(1,333,245)
Cash flows from financing activities
Cash from the issue of shares	85,000,000
Cash from the issue of shares upon the exercise of warrants	23,351,154	709,251
Payment of share issue costs	(5,100,000)
Proceeds from capital contributions	(3,624,069)	1,737,438
Repayment of lease liability	(6,888)	(6,486)
Net cash provided by financing activities	99,620,197	2,440,203
Net increase/(decrease) in cash and cash equivalents	73,593,700	(1,481,928)
Cash and cash equivalents at beginning of period	7,297,328	1,259,242
Effects on exchange rate fluctuations on cash held	32,670	372,166
Cash and cash equivalents at end of period	$ 80,923,699	$ 149,480